Document and Entity Information	Sep. 24, 2025
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Sep. 24, 2025
Entity Registrant Name	Kodiak AI, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-41691
Entity Tax Identification Number	98-1592112
Entity Address Address Line 1	1049 Terra Bella Avenue
Entity Address City Or Town	Mountain View
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94043
City Area Code	650
Local Phone Number	209-8005
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On September 30, 2025, Kodiak AI, Inc. (the “Company”) filed a Current Report on Form 8-K (“the Original Form 8-K”), as amended by that Amendment No. 1 to the Current Report on Form 8-K/A filed on October 10, 2025, to report the consummation of its previously announced business combination between Ares Acquisition Corporation II, a Cayman Islands exempted company, and Kodiak Robotics, Inc., a Delaware corporation.This Amendment No. 2 to the Original Form 8-K is being filed solely to provide updated unaudited pro forma condensed combined financial information of the Company that, among other things, incorporates updates relating to the Company’s financial results for the quarter ended September 30, 2025. Except as provided herein, no other information contained in the Original Form 8-K is amended or supplemented by this Amendment No. 2.
Entity Central Index Key	0001853138
Warrant [Member]
Document Information [Line Items]
Security 12b Title	Redeemable warrants, each exercisable for one share of common stock at an exercise price of $9.28
Trading Symbol	KDKRW
Security Exchange Name	NASDAQ
Common stock, par value $0.0001 per share [Member]
Document Information [Line Items]
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	KDK
Security Exchange Name	NASDAQ